Document and Entity Information	Jul. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2021
Entity Registrant Name	HANMI FINANCIAL CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30421
Entity Tax Identification Number	95-4788120
Entity Address, Address Line One	3660 Wilshire Boulevard
Entity Address, Address Line Two	PH-a
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	213
Local Phone Number	382-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001109242